Consolidated statement of changes in equity - EUR (€) € in Thousands	Total	Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Opening balance after adjustment, cumulative effect at date of initial application	Share capital	Share capital Opening balance after adjustment, cumulative effect at date of initial application	Share premium	Share premium Opening balance after adjustment, cumulative effect at date of initial application	Accumulated deficit	Accumulated deficit Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application	Accumulated deficit Opening balance after adjustment, cumulative effect at date of initial application	Other reserves		Other reserves Opening balance after adjustment, cumulative effect at date of initial application	[1]
Beginning balance at Dec. 31, 2018	€ 49,956	€ (475)	€ 49,481	€ 16	€ 16	€ 116,160	€ 116,160	€ (68,361)	€ (475)	€ (68,836)	€ 2,141	[1]	€ 2,141
Loss for the year	(48,096)							(48,096)
Other comprehensive income	4,894										4,894	[1]
Transactions with shareholders	6,279			16		116,160		(116,932)			7,035	[1]
Issuance of share capital	250,909			7,333		243,576
Conversion of share premium to share capital	0			219,984		(219,984)
Business combination under common control	(57,943)							(57,943)
Ending balance at Dec. 31, 2019	199,245			227,333		139,752		(174,875)			7,035	[1]
Loss for the year	(83,215)							(83,215)
Other comprehensive income	(7,757)										(7,757)	[1]
Transactions with shareholders	108,273			227,333		139,752		(258,090)			(722)	[1]
Issuance of share capital	160,557			11,770		148,787
Restrictive Share Plan to employees	27,400										27,400	[1]
Equity-settled share-based payments	24,747										24,747	[1]
Allocation of treasure shares to employees											42,585
Business combination under common control	(666)							(666)
Ending balance at Dec. 31, 2020	320,311			239,103		288,539		(258,756)			51,425	[1]
Loss for the year	(1,103,575)							(1,103,575)
Other comprehensive income	28,970										28,970	[1]
Transactions with shareholders	(754,294)			239,103		288,539		(1,362,331)			80,395	[1]
Issuance of share capital as consideration for the merger with CIIG	1,346,909			7,232		602,413					737,264	[1]
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	0			(185,719)		3,888,593					(3,702,874)	[1]
Issuance of share capital	297,690			3,723		293,967
Initial share capital of Arrival	30			30
Reduction of capital of Arrival	0			(30)							30	[1]
Exercise of warrants into shares	188,013			1,427		117,347					69,239	[1]
Equity-settled share-based payments	4,387										4,387	[1]
Treasury shares	(1,017)										(1,017)	[1]
Allocation of treasure shares to employees	1,301										1,301	[1]
Ending balance at Dec. 31, 2021	€ 1,083,019			€ 65,766		€ 5,190,859		€ (1,362,331)			€ (2,811,275)	[1]

[1]	Other reserves comprise of foreign currency translation, share base payments reserves relating to Arrival Share Option Plan 2020 (“SOP”), Restricted Share Plan (“RSP”) and Restricted Stock Unit (“RSU”) and equity reserves which are not distributable (see note 13B).